Investments in associates and joint ventures - Reconciliation of equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures
Equity of the joint venture	$ 5,875,015	$ 6,803,601
Interligacao Eletrica do Madeira [Member]
Investments in associates and joint ventures
Equity of the joint venture	$ 3,160,818	$ 3,438,987
% of Ecopetrol's ownership	51.00%	51.00%
Ecopetrol's ownership	$ 1,612,017	$ 1,753,883
Carrying amount of the investment	1,612,017	1,753,883
Transmissora Alianca de Energia Eletrica
Investments in associates and joint ventures
Equity of the joint venture	$ 5,273,100	$ 6,091,281
% of Ecopetrol's ownership	14.88%	14.88%
Ecopetrol's ownership	$ 784,637	$ 906,383
Additional value of the investment	177,988	230,828
Carrying amount of the investment	962,625	1,137,211
Equion Energa Limited
Investments in associates and joint ventures
Equity of the joint venture	$ 1,329,394	$ 1,639,264
% of Ecopetrol's ownership	51.00%	51.00%
Ecopetrol's ownership	$ 677,991	$ 836,025
Additional value of the investment	375,694	375,694
Impairment	(408,183)	(400,196)
Unrealized gain	(16,267)	(20,565)
Carrying amount of the investment	$ 629,235	$ 790,958